Cover	Oct. 06, 2020	Sep. 30, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 06, 2020
Entity Registrant Name		SESEN BIO, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36296
Entity Tax Identification Number		26-2025616
Entity Address, Address Line One		245 First Street
Entity Address, Address Line Two		Suite 1800
Entity Address, City or Town		Cambridge
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02142
City Area Code		617
Local Phone Number		444-8550
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.001
Trading Symbol		SESN
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001485003
Amendment Flag		false